Loans and financings (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loans and financings, Current	$ 55,415	$ 50,883
Loans and financings, Non-current	1,650,569	1,711,750
Loans and financings, Total	1,705,984	1,762,633	$ 1,725,566
Currency U S D [Member]
IfrsStatementLineItems [Line Items]
Loans and financings, Current	20,055
Loans and financings, Non-current	1,373,814
Loans and financings, Total	1,393,869	1,465,434
Currency B R L [Member]
IfrsStatementLineItems [Line Items]
Loans and financings, Current	35,360
Loans and financings, Non-current	276,755
Loans and financings, Total	$ 312,115	$ 297,199